Taxes on Income (Details) - Schedule of reconciliation of tax benefit - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of reconciliation of tax benefit [Abstract]
Loss before tax benefit	$ (3,953,005)	$ (1,972,558)	$ (2,843,905)
Statutory tax rate	23.00%	23.00%	24.00%
Income tax benefit	$ 909,191	$ 453,688	$ 682,537
Losses and timing differences for which valuation allowance was provided, net	(478,812)	(514,287)	(457,643)
Non-deductible expenses and other permanent differences	(332,799)	146,315	(159,580)
Beneficial conversion feature	(99,790)	(94,858)	(17,057)
Other	2,210	9,142	(48,257)
Income tax expense recognized in profit or loss